Consolidated Statement of Shareholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred tax liability and benefit for fair value of Derivatives	$ 470	$ 1,840	$ 5,710
Deferred tax on reclassification	209	38	32
Accumulated Other Comprehensive Loss, net
Deferred tax liability and benefit for fair value of Derivatives	470	1,840	5,710
Deferred tax on reclassification	209	38	32
Total Comprehensive Income (Loss)
Deferred tax liability and benefit for fair value of Derivatives	470	1,840	5,710
Deferred tax on reclassification	$ 209	$ 38	$ 32